Prepaid Expenses and Other Current and Non-Current Assets, Net (Tables)	12 Months Ended
Mar. 31, 2025
Prepaid Expenses and Other Current and Non-Current Assets, Net [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consists of the following

	As of March 31,
	2024	2025
	USD	USD
Other Receivables, net	23,374	307,663
Deposit	57,901	187,787
Prepayment*	557,067	1,710,712
	638,342	2,206,162

Non-Current Portion	11,252	178,786
Current Portion	627,090	2,027,376
	638,342	2,206,162

*	The balance mainly due to the prepaid for the consulting fees and deferred cost for share-based compensation which will be utilized subsequently.